Schedule of Intangible Assets (Details) - USD ($)	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Balance Sheet Details
License	$ 495,000	$ 495,000	$ 495,000
Accumulated amortization	(133,941)	(116,471)	(46,588)
Total	$ 361,059	$ 378,529	$ 448,412